Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2024	2023
Balance – beginning of year	$9	$6
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	(6)	3
Foreign exchange	1	—
Other comprehensive income	1	—
Balance – end of year	5	9
Less: current portion	5	8
	$—	$1
(1)Risk management assets and liabilities are disclosed in note 10 and note 12, respectively.

Schedule of Financial Liabilities
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2024	2023
Balance – beginning of year	$9	$6
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	(6)	3
Foreign exchange	1	—
Other comprehensive income	1	—
Balance – end of year	5	9
Less: current portion	5	8
	$—	$1
(1)Risk management assets and liabilities are disclosed in note 10 and note 12, respectively.

Schedule of Information About Financial Instruments
Net loss (gain) from risk management activities for the years ended December 31, were as follows:

	2024	2023	2022
Net realized risk management loss (gain)	$168	$(14)	$(7)
Net unrealized risk management loss (gain)	9	12	(28)
	$177	$(2)	$(35)
The fair value of the Company’s fixed rate long-term debt is outlined below:

	2024		2023
	Carrying amount	Level 1 Fair Value	Carrying amount	Level 1 Fair Value
Fixed rate long-term debt (1) (2)	$13,259	$13,186	$10,799	$10,795
(1)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(2)Includes the current portion of fixed rate long-term debt.
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2024	2023
Derivatives held for trading
Natural gas (1) (2)	$7	$(3)
Foreign currency forward contracts	(2)	12
	$5	$9

Included within:
Current portion of other long-term assets	$13	$12
Current portion of other long-term liabilities	(8)	(4)
Other long-term assets	—	1
	$5	$9
(1)In 2024, the Company entered into fixed price financial contracts to buy 12,500 MMBtu/d of natural gas at US$1.47 AECO, and 25,000 MMBtu/d of natural gas at US$1.82 AECO for the period of January to December 2025.
(2)In 2023, the Company entered into fixed price financial contracts to buy 50,000 MMBtu/d of natural gas at US$1.82 AECO for the period of January to December 2024.

Disclosure of Financial Instrument Sensitivities
The following table summarizes the annualized sensitivities of the Company’s 2024 net earnings and other comprehensive income to changes in the fair value of financial instruments outstanding as at December 31, 2024, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only, and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2024		2023
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Interest rate risk
Increase interest rate 1%	$(46)	$—	$(5)	$—
Decrease interest rate 1%	$46	$—	$5	$—
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(255)	$—	$(128)	$—
Strengthening of the Canadian dollar by US$0.01	$248	$—	$125	$—

Schedule of Maturity Dates for Financial Liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2025	$2,400
2026	$941
2027	$5,905
2028	$509
2029	$1,080
Thereafter	$8,074
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,079	$—	$—	$—
Accrued liabilities	$4,525	$—	$—	$—
Long-term debt (1)	$2,400	$941	$7,494	$8,074
Other long-term liabilities (2)	$263	$187	$405	$617
Interest and other financing expense (3)	$1,024	$951	$1,978	$3,574
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $255 million; one to less than two years, $187 million; two to less than five years, $405 million; and thereafter, $617 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2024.